Non-controlling interest - Schedule of movements in vanadium assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non-controlling interest [Abstract]
Balance, beginning of the year	$ 18,674	$ 14,510
Additions	582	10,944
Disposals	(646)	(1,918)
Write-down	(1,119)	(4,862)
Balance, end of the year	$ 17,491	$ 18,674